Trade accounts receivable - Changes in impairment of trade accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in impairment of trade accounts receivable
Financial assets at beginning of period	$ 1,310,320
Financial assets at end of period	954,892	$ 1,310,320
Trade accounts receivable
Changes in impairment of trade accounts receivable
Financial assets at beginning of period	173,204
Financial assets at end of period	177,231	173,204
Impairment | Trade accounts receivable
Changes in impairment of trade accounts receivable
Financial assets at beginning of period	(2,690)	(2,146)
Additions	(805)	(1,238)
Reversals	1,085	428
Foreign exchange gains (losses)	73	266
Financial assets at end of period	$ (2,337)	$ (2,690)